Loans	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2023 Jan. 31
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$57	$69	$167	$293
Originations net of repayments and other derecognitions	3	–	(4)	(1)
Changes in model	–	–	–	–
Net remeasurement (1)	(16)	29	12	25
Transfers (1)
– to 12-month ECL	16	(16)	–	–
– to lifetime ECL performing	(2)	2	–	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (2)	1	12	11	24
Write-offs	–	–	(4)	(4)
Recoveries	–	–	2	2
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	–	(1)	(1)	(2)
Balance at end of period	$58	$80	$170	$308
Personal
Balance at beginning of period	$137	$656	$146	$939
Originations net of repayments and other derecognitions	12	(15)	(4)	(7)
Changes in model	–	–	–	–
Net remeasurement (1)	(67)	81	66	80
Transfers (1)
– to 12-month ECL	74	(74)	–	–
– to lifetime ECL performing	(9)	9	–	–
– to lifetime ECL credit-impaired	–	(17)	17	–
Provision for (reversal of) credit losses (2)	10	(16)	79	73
Write-offs	–	–	(86)	(86)
Recoveries	–	–	21	21
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	(1)	(2)	(3)
Balance at end of period	$147	$639	$157	$943
Credit card
Balance at beginning of period	$159	$709	$–	$868
Originations net of repayments and other derecognitions	1	(27)	–	(26)
Changes in model	–	–	–	–
Net remeasurement (1)	(175)	224	41	90
Transfers (1)
– to 12-month ECL	173	(173)	–	–
– to lifetime ECL performing	(16)	16	–	–
– to lifetime ECL credit-impaired	–	(64)	64	–
Provision for (reversal of) credit losses (2)	(17)	(24)	105	64
Write-offs	–	–	(132)	(132)
Recoveries	–	–	27	27
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$142	$685	$–	$827
Business and government
Balance at beginning of period	$335	$490	$351	$1,176
Originations net of repayments and other derecognitions	7	(3)	(4)	–
Changes in model	–	6	–	6
Net remeasurement (1)(3)	(54)	110	72	128
Transfers (1)
– to 12-month ECL	35	(35)	–	–
– to lifetime ECL performing	(13)	26	(13)	–
– to lifetime ECL credit-impaired	–	(9)	9	–
Provision for (reversal of) credit losses (2)	(25)	95	64	134
Write-offs	–	–	(11)	(11)
Recoveries	–	–	8	8
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	(7)	(6)	3	(10)
Balance at end of period	$303	$579	$411	$1,293
Total ECL allowance (4)	$650	$1,983	$738	$3,371
Comprises:
Loans	$563	$1,859	$737	$3,159
Undrawn credit facilities and other off-balance sheet exposures (5)	87	124	1	212
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)	Includes the impact of a change in the internal risk rating methodology applied at CIBC Bank USA.
(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $14 million as at January 31, 2023 (October 31, 2022: $15 million; January 31, 2022: $12 million), $12 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2022: $12 million; January 31, 2022: $10 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at January 31, 2023, October 31, 2022 and January 31, 2022 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet.

$ millions, as at or for the three months ended	2022 Oct. 31				2022 Jan. 31
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$55	$70	$159	$284	$59	$63	$158	$280
Originations net of repayments and other derecognitions	3	(3)	(8)	(8)	4	(4)	(5)	(5)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(16)	18	17	19	(19)	36	15	32
Transfers (1)
– to 12-month ECL	17	(17)	–	–	21	(20)	(1)	–
– to lifetime ECL performing	(2)	3	(1)	–	(2)	3	(1)	–
– to lifetime ECL credit-impaired	(1)	(3)	4	–	–	(2)	2	–
Provision for (reversal of) credit losses (2)	1	(2)	12	11	4	13	10	27
Write-offs	–	–	(6)	(6)	–	–	(4)	(4)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(5)	(5)	–	–	(4)	(4)
Foreign exchange and other	1	1	6	8	1	–	2	3
Balance at end of period	$57	$69	$167	$293	$64	$76	$163	$303
Personal
Balance at beginning of period	$137	$639	$128	$904	$150	$547	$106	$803
Originations net of repayments and other derecognitions	10	(18)	(7)	(15)	8	(12)	(1)	(5)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(98)	138	57	97	(101)	116	43	58
Transfers (1)
– to 12-month ECL	97	(97)	–	–	100	(100)	–	–
– to lifetime ECL performing	(11)	11	–	–	(10)	13	(3)	–
– to lifetime ECL credit-impaired	–	(18)	18	–	–	(10)	10	–
Provision for (reversal of) credit losses (2)	(2)	16	68	82	(3)	7	49	53
Write-offs	–	–	(70)	(70)	–	–	(63)	(63)
Recoveries	–	–	15	15	–	–	20	20
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	2	1	6	9	–	–	2	2
Balance at end of period	$137	$656	$146	$939	$147	$554	$113	$814
Credit card
Balance at beginning of period	$146	$619	$–	$765	$136	$517	$–	$653
Originations net of repayments and other derecognitions	5	(11)	–	(6)	–	(10)	–	(10)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(96)	251	41	196	(106)	125	26	45
Transfers (1)
– to 12-month ECL	115	(115)	–	–	104	(104)	–	–
– to lifetime ECL performing	(11)	11	–	–	(7)	7	–	–
– to lifetime ECL credit-impaired	–	(46)	46	–	–	(25)	25	–
Provision for (reversal of) credit losses (2)	13	90	87	190	(9)	(7)	51	35
Write-offs	–	–	(115)	(115)	–	–	(80)	(80)
Recoveries	–	–	28	28	–	–	29	29
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$159	$709	$–	$868	$127	$510	$–	$637
Business and government
Balance at beginning of period	$239	$454	$356	$1,049	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	11	–	(3)	8	20	(6)	(8)	6
Changes in model	43	(6)	–	37	–	8	–	8
Net remeasurement (1)	35	18	55	108	(66)	(13)	25	(54)
Transfers (1)
– to 12-month ECL	9	(9)	–	–	46	(44)	(2)	–
– to lifetime ECL performing	(14)	16	(2)	–	(4)	5	(1)	–
– to lifetime ECL credit-impaired	(1)	(1)	2	–	–	(2)	2	–
Provision for (reversal of) credit losses (2)	83	18	52	153	(4)	(52)	16	(40)
Write-offs	–	–	(75)	(75)	–	–	(10)	(10)
Recoveries	–	–	6	6	–	–	5	5
Interest income on impaired loans	–	–	(4)	(4)	–	–	(3)	(3)
Foreign exchange and other	13	18	16	47	5	8	5	18
Balance at end of period	$335	$490	$351	$1,176	$278	$405	$521	$1,204
Total ECL allowance (4)	$688	$1,924	$664	$3,276	$616	$1,545	$797	$2,958
Comprises:
Loans	$600	$1,809	$664	$3,073	$545	$1,497	$796	$2,838
Undrawn credit facilities and other off-balance sheet exposures (5)	88	115	–	203	71	48	1	120
See previous page for footnote references.

Inputs, assumptions and model techniques
Global economic activity is expected to continue to be weak in 2023 and we continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that rising interest rates, inflation, supply chain disruptions and geopolitical events, will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements as discussed below, continued to be required this quarter. See Note 5 to our consolidated financial statements in our 2022 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our

ECL.

	Base case		Upside case		Downside case
As at January 31, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	0.7%	1.4%	1.8%	2.4%	(1.2)%	0.6%
United States	0.7%	1.4%	1.7%	2.5%	(0.8)%	0.2%
Unemployment rate
Canada (2)	5.7%	5.9%	5.4%	5.6%	6.6%	7.1%
United States	4.1%	4.2%	3.8%	3.6%	5.8%	5.2%
Canadian Housing Price Index year-over-year growth (2)	(10.2)%	3.0%	(1.0)%	7.7%	(21.5)%	(0.2)%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	(1.2)%	6.4%	2.3%	10.6%	(12.5)%	(2.0)%
Canadian household debt service ratio	15.4%	14.5%	14.9%	14.0%	16.2%	14.7%
West Texas Intermediate Oil Price (US$)	$87	$81	$110	$107	$75	$60

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index year-over-year growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index year-over-year growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at January 31, 2023 and October 31, 2022, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at January 31, 2023 is characterized by relatively weak real GDP growth over the projection horizon due to the recently experienced increases in interest rates by central banks in an attempt to ease demand and bring inflation back to target levels, and a modest increase in unemployment rates. Significant judgment continued to be inherent in the forecasting of forward-looking information, including with regard to our base case assumption that interest rates will stay at elevated levels through the remainder of calendar 2023 and then modestly reduce through to the end of 2024, although remaining at higher than pre-pandemic levels. Our base case also assumes that the higher levels of interest rates will result in only modest economic growth, global supply chain and inflationary challenges will ease, governments will respond to future waves of the COVID-19 virus with targeted health measures rather than broader economic closures and that the war in Ukraine will not expand into a broader conflict. We continue to expect that U.S. GDP will experience modest growth over the projection horizon, with a gradual increase in the unemployment rate until the end of calendar 2024.
The downside case forecast assumes a recession and higher unemployment rates in Canada driven by a continuing correction in the housing market and lower consumer spending. The downside case forecast for the U.S. also assumes a recession resulting from aggressive interest rate hikes introduced to combat prolonged high levels of inflation. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and unemployment rates persistently above where they stood pre-pandemic.
While the upside scenario continues to reflect a better economic environment than the base case forecast, weaker economic growth and higher unemployment rates for both Canada and the U.S. are forecasted over the projection horizon relative to our upside forecast from the prior quarter.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic risks emanating from the war in Ukraine, and the expectation that severe restrictions will no longer need to be imposed by most governments to limit the impact of potential new variants are material to these forecasts. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, including with respect to the benefit of higher levels of household savings that have accumulated during the pandemic. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.

If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $247 million lower than the recognized ECL as at January 31, 2023 (October 31, 2022: $248 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $1,158 million higher than the recognized ECL as at January 31, 2023 (October 31, 2022: $847 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.
The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance
sheet exposures based on the application of our
12-month
point-in-time
probability of defaults (PD) under IFRS 9 to our risk management PD bands within each respective stage for retail exposures, and based on our internal risk ratings for business and government exposures. Refer to the “Credit risk” section of our 2022 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2023 Jan. 31					2022 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$171,504	$177	$–		$171,681	$174,749	$140	$–		$174,889
– Very low	57,279	621	–		57,900	53,795	498	–		54,293
– Low	21,915	9,213	–		31,128	24,200	6,816	–		31,016
– Medium	165	5,712	–		5,877	261	4,927	–		5,188
– High	–	920	–		920	–	906	–		906
– Default	–	–	443		443	–	–	374		374
– Not rated	2,512	228	220		2,960	2,604	214	222		3,040
Gross residential mortgages (3)(4)	253,375	16,871	663		270,909	255,609	13,501	596		269,706
ECL allowance	58	80	170		308	57	69	167		293
Net residential mortgages	253,317	16,791	493		270,601	255,552	13,432	429		269,413
Personal
– Exceptionally low	18,252	2	–		18,254	18,943	1	–		18,944
– Very low	4,524	19	–		4,543	6,119	5	–		6,124
– Low	12,729	2,925	–		15,654	9,117	4,953	–		14,070
– Medium	1,009	3,163	–		4,172	934	3,084	–		4,018
– High	231	1,103	–		1,334	266	1,089	–		1,355
– Default	–	–	184		184	–	–	175		175
– Not rated	642	41	53		736	657	34	52		743
Gross personal (4)	37,387	7,253	237		44,877	36,036	9,166	227		45,429
ECL allowance	121	618	157		896	115	641	146		902
Net personal	37,266	6,635	80		43,981	35,921	8,525	81		44,527
Credit card
– Exceptionally low	3,345	–	–		3,345	3,151	–	–		3,151
– Very low	1,054	–	–		1,054	1,042	–	–		1,042
– Low	7,058	143	–		7,201	6,936	597	–		7,533
– Medium	1,082	2,709	–		3,791	992	2,927	–		3,919
– High	9	622	–		631	–	682	–		682
– Default	–	–	–		–	–	–	–		–
– Not rated	142	7	–		149	145	7	–		152
Gross credit card	12,690	3,481	–		16,171	12,266	4,213	–		16,479
ECL allowance	127	630	–		757	143	641	–		784
Net credit card	12,563	2,851	–		15,414	12,123	3,572	–		15,695
Business and government
– Investment grade	98,280	625	–		98,905	87,184	404	–		87,588
– Non-investment grade	91,258	7,239	–		98,497	101,889	6,457	–		108,346
– Watchlist	59	3,751	–		3,810	66	2,971	–		3,037
– Default	–	–	1,042		1,042	–	–	920		920
– Not rated	238	16	–		254	208	17	–		225
Gross business and government (3)(5) (6)	189,835	11,631	1,042		202,508	189,347	9,849	920		200,116
ECL allowance	257	531	410		1,198	285	458	351		1,094
Net business and government	189,578	11,100	632		201,310	189,062	9,391	569		199,022
Total net amount of loans	$492,724	$37,377	$1,205		$531,306	$492,658	$34,920	$1,079		$528,657
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $23 million (October 31, 2022: $24 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $14 million were recognized as at January 31, 2023 (October 31, 2022: $15 million), $12 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2022: $12 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at January 31, 2023 and October 31, 2022. Financial assets other than loans that are classified a
t
 amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $21 million (October 31, 2022: $24 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $
2
 million (October 31, 2022: $
4
 million) of residential mortgages and $772 million (October 31, 2022: $963 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $11,996 million (October 31, 2022: $11,574 million).
(6)	The January 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied at CIBC Bank USA.

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2023 Jan. 31				2022 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$151,285	$8	$–	$151,293	$149,286	$6	$–	$149,292
– Very low	15,758	49	–	15,807	14,461	51	–	14,512
– Low	11,585	1,675	–	13,260	10,844	2,412	–	13,256
– Medium	833	1,214	–	2,047	522	1,402	–	1,924
– High	169	714	–	883	155	682	–	837
– Default	–	–	33	33	–	–	39	39
– Not rated	488	8	–	496	484	8	–	492
Gross retail	180,118	3,668	33	183,819	175,752	4,561	39	180,352
ECL allowance	41	76	–	117	38	83	–	121
Net retail	180,077	3,592	33	183,702	175,714	4,478	39	180,231
Business and government
– Investment grade	127,644	247	–	127,891	119,069	121	–	119,190
– Non-investment grade	57,349	2,893	–	60,242	64,446	2,540	–	66,986
– Watch list	17	922	–	939	15	571	–	586
– Default	–	–	80	80	–	–	69	69
– Not rated	437	14	–	451	575	26	–	601
Gross business and government (1)	185,447	4,076	80	189,603	184,105	3,258	69	187,432
ECL allowance	46	48	1	95	50	32	–	82
Net business and government	185,401	4,028	79	189,508	184,055	3,226	69	187,350
Total net undrawn credit facilities and other off-balance sheet exposures	$365,478	$7,620	$112	$373,210	$359,769	$7,704	$108	$367,581
(1)	The January 31, 2023 amounts include the impact of a change in the internal risk rating methodology applied at CIBC Bank USA.